INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2010
Disclosure of detailed information about intangible assets [line items]
Sales royalty	5.00%
Acquisition costs				$ 217,946
Payments for intangible assets			$ 353,010	$ 25,000
Common shares issued to acquire intangible assets			250,000
Common shares issued to acquire intangible assets, value			$ 192,946
Consulting agreement, fee per month	$ 10,000
Consulting agreement, royalty on net sales	2.50%
Payments for consulting agreement, further consideration			$ 75,000
Shares issued for consulting agreement, further consideration			750,000
Intangible assets	$ 607,959	$ 607,959
Product Development costs [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 0	0	$ 328,010
Impairment of intangible assets		328,010
Manway securement systems [Member]
Disclosure of detailed information about intangible assets [line items]
Sales royalty					5.00%
On the filing of the first new patent application related to the Products [Member]
Disclosure of detailed information about intangible assets [line items]
Payments for consulting agreement, further consideration			$ 25,000
Shares issued for consulting agreement, further consideration			250,000
Fair value of common shares			$ 208,486
On the successful completion of a commercially viable production prototype for the first Product [Member]
Disclosure of detailed information about intangible assets [line items]
Payments for consulting agreement, further consideration		$ 25,000
Shares issued for consulting agreement, further consideration		250,000
Fair value of common shares			$ 131,527
On completion of the sale o the first ten commercial vehicles incorporating the Product [Member]
Disclosure of detailed information about intangible assets [line items]
Payments for consulting agreement, further consideration		$ 25,000
Shares issued for consulting agreement, further consideration		250,000